Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	140,000,000	110,000,000
Common stock, shares issued	58,591,000	34,097,000
Common stock, shares outstanding	58,591,000	34,097,000